SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Summary Of Significant Accounting Policies
Lease term	12 months
Right of use asset	$ 5,000.0